Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital	Additional paid in capital	Accumulated deficit	Reserve from transactions with non- controlling interests	Total
Balance at Dec. 31, 2019	$ 13,182	$ 146,015	$ (152,702)	$ 20	$ 6,515
Income (loss) for the year			(2,954)		(2,954)
Share-based payment			51		51
Balance at Dec. 31, 2020	13,182	146,015	(155,605)	20	3,612
Income (loss) for the year			435		435
Exercise of warrants to ordinary shares	938	311			1,249
Share-based payment			37		37
Balance at Dec. 31, 2021	14,120	146,326	(155,133)	20	5,333
Income (loss) for the year			(1,348)		(1,348)
Share-based payment			14		14
Balance at Dec. 31, 2022	$ 14,120	$ 146,326	$ (156,467)	$ 20	$ 3,999